Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 790,333	$ 596,018
Valuation allowance	(790,333)	(596,018)
Total deferred tax assets